Operations in hydrocarbon consortiums - Additional information (Detail) $ in Thousands, $ in Millions															12 Months Ended
	Oct. 11, 2022	Jan. 17, 2022	Jan. 13, 2022	Sep. 16, 2021	Jun. 28, 2021	Jun. 24, 2021	Mar. 21, 2021	Nov. 29, 2019	Dec. 21, 2018 USD ($)	Oct. 29, 2018	Aug. 22, 2018 USD ($)	Apr. 04, 2018	Jul. 11, 2016	Oct. 28, 2009	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2022 ARS ($)
Statement [Line Items]
Concession term															2023 years
Royalties percentage															12.00%	12.00%	12.00%	12.00%
AdditionProportionOfOwnershipInterestInSubsidiary															50
Wintershall [Member]
Statement [Line Items]
Percenatge Of Investments Costs															50.00%			50.00%
Notional amount															$ 77,000
AFBN [Member]
Statement [Line Items]
Cash															6,203
Oil and gas assets																$ 69,693
Vista Holding II [Member]
Statement [Line Items]
Percentage Of reduction and partial return of Contractual Rights			36.60%
Trafigura [Member] | Farmout agreement [Member]
Statement [Line Items]
Percentage Of Contractual Rights	25
Consideration paid (received)															25,000
Down Payment															5,000
Installment															5,000
Percentage Of Investment Costs	25
Disposals, property, plant and equipment																11,784
Trafigura [Member] | Farmout agreement [Member] | Tranche One [Member]
Statement [Line Items]
Proceeds From Joint Venture Agreement																15,000
Trafigura [Member] | Farmout agreement [Member] | Tranche Two [Member]
Statement [Line Items]
Proceeds From Joint Venture Agreement																9,788
Mexico [Member]
Statement [Line Items]
Estimate cost to fulfil the commitment															$ 18,000
Bottom of range [member] | Carry Petrolero [Member]
Statement [Line Items]
Ownership percentage															55.00%
Top of range [member] | Carry Petrolero [Member]
Statement [Line Items]
Ownership percentage															84.62%
Vista Argentina [member]
Statement [Line Items]
Percenatge Of Investments Costs					20.00%
Percentage Of Ownership					100.00%
Percentage Of Contractual Rights					20
Shell And Vista [Member]
Statement [Line Items]
Capital contribution											$ 10,000
Pampa Energia SA [Member]
Statement [Line Items]
Successive periods															10 years
Petrolera El Trbol SA [Member]
Statement [Line Items]
Ownership percentage							79.05%
Entre Lomas [Member]
Statement [Line Items]
Ownership percentage															100.00%
Concession term															10 years
Complementary contribution equivalent percentage															3.00%
Entre Lomas [Member] | Before Increment [Member]
Statement [Line Items]
Royalties percentage															18.00%			18.00%
Entre Lomas [Member] | Neuquen [Member]
Statement [Line Items]
Agreed investment in future exploitation and exploration activities																		$ 237
Entre Lomas [Member] | Neuquen [Member] | Bottom of range [member]
Statement [Line Items]
Royalties percentage															12.00%			12.00%
Entre Lomas [Member] | Neuquen [Member] | Top of range [member]
Statement [Line Items]
Royalties percentage															15.00%			15.00%
Bajada del Palo [Member]
Statement [Line Items]
Concession term									35 years
Royalties percentage									12.00%
Operating bonus payable									$ 1,168
Infrastructure bonus payable									2,796
Corporate Social Responsibility									3,935
Payment of stamp tax									$ 1,102
Agua Amarga [Member]
Statement [Line Items]
Concession term														25 years
Coirn Amargo Norte [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage																	61.11%
Incremental participation percentage																	6.11%
Coirn Amargo Norte [Member] | Gas y Petrleo de Neuqun SA [Member]
Statement [Line Items]
Ownership percentage															45.00%
Coirn Amargo Norte [Member] | OG Developments Ltd [Member]
Statement [Line Items]
Ownership percentage															10.00%
Coirn Amargo Norte [Member] | APCO Oil and Gas International Inc SucArg [Member]
Statement [Line Items]
Ownership percentage															45.00%
Acambuco [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage															1.50%
Acambuco [Member] | Pan American Energy LLC [Member]
Statement [Line Items]
Ownership percentage															52.00%
Acambuco [Member] | YPF SA [Member]
Statement [Line Items]
Ownership percentage															22.50%
Acambuco [Member] | WPX Energy [Member]
Statement [Line Items]
Ownership percentage															1.50%
Acambuco [Member] | Shell Argentina S A [Member]
Statement [Line Items]
Ownership percentage															22.50%
Coirn Amargo Sur Oeste [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage						10.00%					10.00%
Coirn Amargo Sur Oeste [Member] | OG Developments Ltd [Member]
Statement [Line Items]
Ownership percentage exchanged											35.00%
Aguila Mora [Member]
Statement [Line Items]
Estimate cost to fulfil the commitment															$ 15,500
Aguila Mora [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage											90.00%
Ownership percentage exchanged											90.00%
Aguila Mora [Member] | Gas y Petrleo de Neuqun SA [Member]
Statement [Line Items]
Concession term								35 years
Successive periods								10 years
Twenty Five de MayoMedanito SE [Member]
Statement [Line Items]
Successive periods															10 years
Twenty Five de MayoMedanito SE [Member] | Pampa Energia SA [Member]
Statement [Line Items]
Ownership percentage												100.00%
Concession term															25 years
Sur Rio Deseado Este [Member] | Vista Argentina [member] | Alianza Petrolera SA [Member]
Statement [Line Items]
Ownership percentage							16.94%
Sur Rio Deseado Este [Member] | SECRA SA [Member] | Alianza Petrolera SA [Member]
Statement [Line Items]
Ownership percentage							4.00%
Coiron Amargo [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage													55.00%
Coiron Amargo [Member] | Madalena Energy Argentina SRL [Member]
Statement [Line Items]
Ownership percentage													35.00%
Coiron Amargo [Member] | Gas y Petrleo de Neuqun SA [Member]
Statement [Line Items]
Ownership percentage													10.00%
Bajada del Palo East [Member]
Statement [Line Items]
Estimate cost to fulfil the commitment															$ 39,900
Aguada Federal [Member]
Statement [Line Items]
Ownership percentage				100.00%
Percentage Of Non operated Interest				50.00%
Aguada Federal [Member] | Non operating interest [member]
Statement [Line Items]
Percentage Of Non operated Interest				50.00%
AreaCS01 [Member] | Mexico [Member]
Statement [Line Items]
Ownership percentage exchanged										50.00%
ELO [Member]
Statement [Line Items]
Estimate cost to fulfil the commitment															4,500
Estimate amount															9,000
25 de Mayo-Medanito SE and Jagüel de los Machos [Member]
Statement [Line Items]
Estimate cost to fulfil the commitment															2,700
25 de Mayo-Medanito SE and Jagüel de los Machos [Member]
Statement [Line Items]
Estimate cost to fulfil the commitment															$ 7,500
Bandurria Norte and Aguada Federal [Member] | Operating Interest [member]
Statement [Line Items]
Percentage Of Non operated Interest		50.00%
Proportion of voting rights held in subsidiary		100.00%
CS ZeroOne [Member] | Jaguar and Pantera [Member] | Transfer Of Working Interest In CASO [Member]
Statement [Line Items]
Percentage Of Non operated Interest															50.00%
TMZeroOneMember And AZeroOne [Member] | Jaguar and Pantera [Member] | Transfer Of Working Interest In CASO [Member]
Statement [Line Items]
Percentage Of Non operated Interest															50.00%
Mexico Blocks CS Zero One [Member] | Transfer Of Working Interest In CASO [Member]
Statement [Line Items]
Consideration paid (received)																850
Other operating income (expense)																198
Mexico Blocks CS Zero One [Member] | Jaguar and Pantera [Member] | Transfer Of Working Interest In CASO [Member]
Statement [Line Items]
Consideration paid (received)																5,501
Disposals, property, plant and equipment																5,126
Other intangible assets																$ 673